UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23336

Variant Alternative Income Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: April 30

Date of reporting period: October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Report to Shareholders is attached herewith.

VARIANT ALTERNATIVE INCOME FUND

Semi-Annual Report

October 31, 2022

(Unaudited)

Variant Alternative Income Fund

Table of Contents
October 31, 2022 (Unaudited)

Schedule of Investments	2-7
Portfolio Allocation	8
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Shareholders’ Equity	11-12
Statement of Cash Flows	13
Financial Highlights	14-15
Notes to Financial Statements	16-33
Other Information	34-35

This report and the financial statements contained herein are provided for the general information of the shareholders of the Variant Alternative Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2022 (Unaudited)

Investments in private investment companies — 27.9%	Shares/ Units	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Litigation Finance
EAJF ESQ FUND LP (a)(e)(f)	—	5/26/2022	$35,000,000	$36,809,211	1.7%
Equal Access Justice Fund LP (a)(e)(f)	—	3/30/2021	45,000,000	49,040,336	2.2
Series 4 - Virage Capital Partners LP (a)(e)(f)	—	9/1/2018	980,599	1,617,799	0.1
Series 6 - Virage Capital Partners LP (a)(e)(f)	—	10/31/2019	16,000,000	20,974,209	0.9
Virage Recovery Fund (Cayman) LP (a)(b)(g)	3,814,489	8/6/2019	15,313,446	24,724,337	1.1
			112,294,045	133,165,892	6.0
Portfolio Finance
C L Levi Co-Invest, L.P. (a)(e)(f)	—	6/27/2022	11,805,000	12,492,020	0.6
Crestline Portfolio Financing Fund II (US), L.P. (a)(e)(f)	—	4/25/2018	1,588,252	1,770,252	0.1
Crestline Portfolio Financing Fund Offshore B, L.P. and Subsidiary (a)(e)(f)	—	8/26/2021	608,410	859,116	0.0
Crestline Praeter, L.P. - Zoom (a)(e)(f)	—	12/26/2019	2,593,168	3,305,002	0.1
			16,594,830	18,426,390	0.8
Real Estate Debt
Oak Harbor Capital NPL VII, LLC (a)(e)(f)	—	3/1/2019	7,968,445	10,604,857	0.5
Quiet Credit I LLC (a)(e)(f)	—	7/15/2021	6,250,000	6,309,783	0.3
Setpoint Residential Fintech Fund LP (a)(e)(f)	—	2/4/2022	12,677,105	12,587,616	0.6
			26,895,550	29,502,256	1.4
Real Estate Equity
Montreux Healthcare Fund PLC (a)(f)	48,220	2/1/2018	63,438,713	74,707,689	3.4
Prime Storage Fund II (Cayman), LP (a)(e)(f)	—	11/20/2017	996,147	1,484,431	0.1
			64,434,860	76,192,120	3.5
Royalties
MEP Capital II LP (a)(e)(f)	—	11/27/2020	8,344,443	9,029,665	0.4
MEP Capital II LP - Co-investment Sound Royalties (a)(e)(f)	—	8/3/2021	2,000,000	2,351,463	0.1
MEP Capital III LP (a)(e)(f)	—	11/1/2021	9,565,033	10,426,719	0.5
MEP Capital III LP - Co-investment Culture Works (a)(e)(f)	—	11/3/2021	2,000,000	2,277,252	0.1
MEP Capital III, L.P. - NGL (a)(e)(f)	—	5/3/2022	8,000,000	9,059,731	0.4
			29,909,476	33,144,830	1.5
Secondaries
Armadillo Financial Fund LP (a)(e)(f)	—	12/28/2018	55,955	7,922	0.0
CAMPBELL OPPORTUNITY TIMBER FUND-A, L.P. (a)(e)(f)	—	11/1/2021	135,476	898,592	0.0
North Haven Offshore Infrastructure Partners A L.P. (a)(e)(f)	—	7/18/2019	1,566,729	1,551,093	0.1
PWP Asset Based Income ASP Fund (a)(e)(f)	—	3/29/2019	916,560	1,106,935	0.0
Taiga Special Opportunities LP (a)(f)	26,272,686	4/22/2022	14,876,901	20,006,864	0.9
Thor Urban Property Fund II Liquidating Trust (a)(f)	35,695	12/30/2019	4,161,214	306,604	0.0
			21,712,835	23,878,010	1.0
Specialty Finance
ATALAYA EQUIPMENT LEASING FEEDER EVERGREEN LP (a)(e)(f)	—	5/23/2022	21,000,000	21,867,423	1.0
BSRF Tax-Exempt LLC (a)(e)(f)	—	5/17/2022	20,000,000	19,679,378	0.9
CoVenture - Amzn Credit Opportunities Fund LP (a)(e)(f)	—	3/11/2021	30,573,720	31,507,787	1.4
CoVenture Credit Opportunities Partners Fund LP (a)(e)(f)	—	2/28/2020	20,000,000	20,788,056	0.9
CoVenture - No1 Credit Opportunities Fund LLC (A-2 Series) (a)(e)(f)	—	2/5/2021	3,000,000	3,033,169	0.1
CoVenture - No1 Credit Opportunities Fund LLC (A-3 Series) (a)(e)(f)	—	7/12/2021	7,500,000	7,574,650	0.3
CoVenture - No1 Credit Opportunities Fund LLC (a)(e)(f)	—	12/12/2019	1,000,000	1,011,915	0.1
DelGatto Diamond Fund QP, LP (a)(e)(f)	—	10/3/2019	18,750,000	23,644,582	1.1
OHPC LP Founders Class Interest 1.25% (a)(e)(f)	—	5/27/2021	11,206,083	11,356,758	0.5
OHP II LP (a)(e)(f)	—	3/7/2019	2,978,860	3,019,225	0.1
RIVONIA ROAD FUND LP (a)(e)(f)	—	7/29/2022	10,000,000	10,188,765	0.5
Silverpeak Special Situations Lending Onshore Fund LP (a)(e)(f)	—	10/19/2021	6,507,723	7,310,191	0.3
Sound Point Discovery Fund LLC(a)(e)(f)	—	3/31/2022	10,000,000	10,289,601	0.5

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2022 (Unaudited) (continued)

Investments in private investment companies — 27.9%	Shares/ Units	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Specialty Finance (continued)
Turning Rock Fund I LP (a)(e)(f)	—	11/29/2019	$5,484,731	$6,362,538	0.3%
Turning Rock Fund II LP (a)(e)(f)	—	12/29/2021	8,954,841	9,313,067	0.4
Upper90 Fund III, LP (a)(e)(f)	—	7/28/2022	1,000,000	1,039,490	0.1
			177,955,958	187,986,595	8.5
Transportation Finance
Aero Capital Solutions Fund, LP (a)(e)(f)	—	1/17/2019	1,666,534	1,828,199	0.1
Aero Capital Solutions Fund II, LP (a)(e)(f)	—	9/16/2019	30,556,146	41,034,923	1.8
Aero Capital Solutions Feeder Fund III, LP (a)(e)(f)	—	9/13/2021	30,809,252	38,267,263	1.7
American Rivers Fund, LLC (a)(e)(f)	—	5/2/2019	22,972,826	27,825,913	1.3
Hudson Transport Real Asset Fund LP (a)(e)(f)	—	8/31/2018	1,294,390	1,635,718	0.1
ITE Rail Fund, L.P. (a)(e)(f)	—	5/25/2022	5,412,017	5,505,311	0.2
			92,711,165	116,097,327	5.2
Total investments in private investment companies			542,508,719	618,393,420	27.9

Investments in credit facilities — 52.0%		Principal
Litigation Finance
C CUBED CAPITAL PARTNERS LLC, 14.00%, due 4/30/2025 (a)(b)	4/18/2022	28,070,379	28,070,379	1.3
Experity Ventures, LLC, 13.00%, due 11/4/2026 (a)(b)	11/10/2021	11,471,796	11,471,796	0.5
Kerberos Capital Management and SPV I, LLC, 17.0%, due 8/16/2024 (a)(b)	12/29/2018	53,021,706	53,021,706	2.4
Kerberos Capital Management and SPV I, LLC - (Luckett), 19.00%, due 8/16/2024 (a)(b)	1/29/2020	8,282,200	8,282,200	0.4
Kerberos Capital Management SPV I, LLC (Pulvers), 20.00%, due 8/16/2024 (a)(b)	11/19/2020	10,729,963	10,729,963	0.5
Kerberos Capital Management SPV V, LLC, 15.00%, due 5/17/2026 (a)(b)	5/17/2022	20,475,000	20,475,000	0.9
Legal Capital Products, LLC, 13.00%, due 10/7/2026 (a)(b)	10/7/2021	13,733,831	13,733,831	0.6
RIVONIA ROAD FUND LP, 1 Month LIBOR (3.00% Floor) + 11.00%, due 10/28/2023 (a)(b)(c)	11/12/2021	3,726,805	3,726,805	0.2
Stifel Syndicated Credit LLC, 20.00%, due 6/16/2026 (a)(b)	8/15/2022	4,000,000	4,000,000	0.2
		153,511,680	153,511,680	7.0
Portfolio Finance
BA Tech Master, LP, 19.50%, due 10/3/2023 (a)(b)	10/2/2018	5,408,008	5,408,008	0.2
Cirrix Finance, LLC, 15.00%, due 12/28/2022 (a)(b)	11/4/2021	20,000,000	20,000,000	0.9
Delgatto Diamond Finance Fund, L.P., 8.00%, due 12/26/2022 (a)(b)	5/28/2021	63,500,000	63,500,000	2.9
Fairway America Fund (VII and VIIQP) LP, 30 Day Avg. SOFR + 6.00%, due 7/1/2023 (a)(b)(c)	11/29/2019	7,500,000	7,500,000	0.3
Stage Point Capital, LLC, 30 Day Avg. SOFR (2.00% Floor and a 4.00% Ceiling) + 6.00%, due 5/1/2023 (a)(b)(c)	5/21/2019	13,000,000	13,000,000	0.6
Viscogliosi Brothers, LLC, 15.00%, due 10/31/2023 (a)(b)	10/27/2021	5,716,710	5,716,710	0.3
		115,124,718	115,124,718	5.2
Real Estate Debt
Artic Fox Joint Stock Company, 12.81%, due 11/24/2023 (a)(b)	11/24/2021	720,000	720,000	0.0
Drummond Ross Limited, 10.00%, due 12/31/2022 (a)(b)	1/7/2022	4,071,203	3,745,266	0.2
Tailor Ridge Capital Management, LLC, 30 Day Avg. SOFR (2.00% Floor and a 4.00% Ceiling) + 6.00%, due 7/31/2023 (a)(b)(c)	8/18/2021	5,345,000	5,345,000	0.2
		10,136,203	9,810,266	0.4
Royalties
ARC LPW I, LLC, 13.00%, due 11/30/2025 (a)(b)	9/26/2019	77,881,357	77,881,357	3.5
Cascade Energy Group, LLC, 30 Day Avg. SOFR (1.00% Floor) + 12.75%, due 07/20/2025 (a)(b)(c)	7/20/2022	8,864,001	8,864,001	0.4
Marine Street, L.P., 9.00%, due 01/31/2026 (a)(b)	3/22/2022	38,973,273	38,973,273	1.8
Pier Asset Management LLC, 30 Day Avg. SOFR (1.00% Floor) + 13.50%, due 06/28/2023 (a)(b)(c)	10/21/2022	8,000,000	8,000,000	0.4
		133,718,631	133,718,631	6.1

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2022 (Unaudited) (continued)

Investments in credit facilities — 52.0%	First Acquisition Date	Principal	Fair Value	Percent of Net Assets
Specialty Finance
5 Core Capital LLC, 13.00%, due 4/25/2026 (a)(b)	10/28/2020	$13,532,150	$13,532,150	0.6%
ACMV Factor Finance SPV LLC, 12.00%, due 11/8/2023 (a)(b)	11/24/2021	23,660,000	23,660,000	1.1
Advantech Servicios Financieros, 30 Day Avg. SOFR (1.00% Floor and a 3.50% Ceiling) + 8.00%, due 8/13/2026 (a)(b)(c)	11/5/2020	16,300,000	16,300,000	0.7
Aion Acquisition, LLC, 0.00%, due 12/31/2022 (a)(b)	3/31/2021	1,217,193	267,676	0.0
Aion Acquisition, LLC, 0.00%, due 3/31/2023 (a)(b)	3/31/2021	538,513	203,624	0.0
Art Lending, Inc. (Dart Milano S.R.L), 9.50%, due 12/31/2022 (a)(b)	4/14/2021	12,154,496	12,154,496	0.5
Art Lending, Inc. (Dart Milano S.R.L 2), 8.68%, due 12/20/2022 (a)(b)	12/17/2021	13,957,126	13,957,126	0.6
Art Lending, Inc. (Procacini S.L. - 1), 10.00%, due 12/31/2022 (a)(b)	8/26/2020	1,967,917	1,967,917	0.1
Art Lending, Inc. (Procacini S.L. - 2), 9.50%, due 12/31/2022 (a)(b)	4/14/2021	4,047,827	4,047,827	0.2
Art Money International, Co., 8.00%, due 12/9/2023 (a)(b)	12/9/2019	435,000	435,000	0.0
Art Money U.S., Inc., 30 Day Avg. SOFR (2.00% Floor) + 10.00%, due 7/1/2023 (a)(b)(c)	6/12/2018	5,500,000	5,500,000	0.2
AVISTA COLOMBIA S.A.S, 12.59%, due 3/29/2023 (a)(b)	3/29/2021	7,200,000	7,200,000	0.3
Bandon VAIF, LLC, 12.00%, due 1/31/2023 (a)(b)	2/10/2020	5,272,121	2,869,676	0.1
Bandon VAIF, LLC, 15.00%, due 1/24/2024 (a)(b)	2/15/2022	70,000	70,000	0.0
Bastion Funding IV, LLC (Community Finance), 3 Month LIBOR (1.00% Floor) + 11.00%, due 12/31/2024 (a)(b)(c)	1/19/2022	5,481,703	5,481,703	0.2
Bastion Funding IV, LLC (Expansion Capital Group), 3 Month LIBOR (1.00% Floor) + 10.00%, due 8/31/2024 (a)(b)(c)	1/19/2022	8,846,154	8,846,154	0.4
Bastion Funding IV, LLC (Kornerstone), 3 Month LIBOR (1.00% Floor) + 12.50%, due 7/15/2024 (a)(b)(c)	1/19/2022	6,276,000	6,276,000	0.3
Bastion Funding IV, LLC (NextGen), 3 Month LIBOR (1.00% Floor) + 12.00%, due 1/29/2024 (a)(b)(c)	9/23/2022	6,258,253	6,258,253	0.3
BPIIHR HOLDCO, LLC, 16.00%, due 10/28/2026 (a)(b)	11/1/2021	3,620,000	3,620,000	0.2
Byzfunder Funding, LLC, 13.50%, due 9/5/2023 (a)(b)	10/22/2021	4,803,982	4,803,982	0.2
Coromandel Credit Facility, 9.00%, due 7/1/2023 (a)(b)	1/13/2020	59,156,429	59,156,429	2.7
Equity Link, S.A.P.I. De C.V. 30 Day Avg. SOFR (2.00% Floor) + 9.50%, due 4/12/2024 (a)(b)(c)	4/29/2021	8,030,000	8,030,000	0.4
FilmRise Acquisitions LLC, 13.50%, due 10/01/2025 (a)(b)	9/14/2022	6,818,523	6,818,523	0.3
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust - 10.25%, due 4/15/2023 (a)(b)	4/14/2021	7,652,000	6,742,634	0.3
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust - 11.25%, due 1/19/2023 (a)(b)	1/20/2021	10,000,000	8,737,458	0.4
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust - 13.00%, due 11/9/2023 (a)(b)	11/6/2020	30,000,000	28,313,588	1.3
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust - 12.50%, due 9/6/2023 (a)(b)	9/7/2021	10,000,000	9,190,253	0.4
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust - 12.00%, due 3/21/2023 (a)(b)	3/21/2022	5,000,000	4,544,166	0.2
Grupo Olinx, S.A.P.I. de C.V., SOFOM, E.N.R., 12.11%, due 2/22/2025 (a)(b)	8/12/2021	9,500,000	9,500,000	0.4
Hash Maps Labs, Inc., 12.00%, due 3/31/2024 (a)(b)	3/23/2021	2,474,447	2,474,447	0.1
KY LAN ASSET FINANCE 1, 9.50%, due 1/26/2024 (a)(b)	1/26/2022	12,078,947	12,078,947	0.6
Lambda School III SPV LLC, 12.00%, due 5/17/2024 (a)(b)	6/18/2021	3,789,478	3,789,478	0.2
LCA Crackpital, S.A.P.I. de C.V. SOFOM, E.N.R., 15.25%, due 4/21/2023 (a)(b)	4/21/2021	3,500,086	3,500,086	0.2
Lendable Asset Management LLC, 14.50%, due 11/25/2024 (a)(b)	1/13/2021	5,000,000	5,000,000	0.2
Lendable Asset Management LLC, 10.75%, due 12/26/2024 (a)(b)	1/10/2022	5,000,000	5,000,000	0.2
OHPC LP, Prime (4.00% Floor) + 7.75%, due 02/18/2023 (a)(b)(c)	10/31/2022	19,600,000	19,600,000	0.9
Pier Asset Management LLC, (Series 6), SONIA (1.00% Floor) + 13.50%, due 2/17/2024 (a)(b)(c)	2/9/2022	22,909,031	22,909,031	1.0
PT Awan Tunai Indonesia, 11.93%, due 5/19/2023 (a)(b)	9/9/2020	22,500,200	22,500,200	1.0
PT SOLUSI DIGITAL INTERASIA, 9.30%, due 12/31/2022 (a)(b)	11/11/2020	3,800,000	3,800,000	0.2

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2022 (Unaudited) (continued)

Investments in credit facilities — 52.0%	First Acquisition Date	Principal	Fair Value	Percent of Net Assets
Specialty Finance (continued)
RAINFOREST LIFE PTE. LTD., 14.00%, due 8/20/2024 (a)(b)	8/20/2021	$12,337,793	$12,337,793	0.6%
RKB Bridge Solutions, 7.75%, due 12/10/2022 (a)(b)	12/13/2019	13,580,000	13,580,000	0.6
RKB Bridge Solutions, 30 Day Avg. SOFR (1.00% Floor and a 9.75% Ceiling) + 6.75%, due 3/31/2025 (a)(b)(c)	4/21/2022	4,820,000	4,820,000	0.2
SEIA Purchasing LLC, 13.00%, due 10/31/2024 (a)(b)	10/12/2022	8,896,249	8,896,249	0.4
Salaryo Credit Facility, 11.00%, due 4/15/2023 (a)(b)	1/30/2020	10,000,000	10,000,000	0.5
SSC SPV No. 1 LLC, 9.00%, due 01/24/2025 (a)(b)	8/9/2019	62,171,207	62,171,207	2.8
Star Strong Funding LLC, 8.00%, due 12/31/2023 (a)(b)	2/4/2022	697,418	697,418	0.0
STAT CAPITAL SPV LLC, 30 Day Avg. SOFR (1.00% Floor) + 9.75%, due 4/28/2026 (a)(b)(c)	4/29/2022	11,000,000	11,000,000	0.5
STRIDE ALTERNATIVE EDUCATION FUND 1, 14.00%, due 6/10/2029 (a)(b)	6/13/2022	6,818,000	6,818,000	0.3
TCM Produce LLC, 16.00%, due 12/31/2022 (a)(b)	5/19/2021	10,295,000	10,295,000	0.5
Vantage Borrower SPV I LLC, 12.00%, due 4/30/2024 (a)(b)	9/11/2020	3,000,000	3,000,000	0.2
Wallace Management Co. LLC, 30 Day Avg. SOFR (1.00% Floor) + 13.00%, due 09/06/2023 (a)(b)(c)	9/8/2022	5,000,000	5,000,000	0.2
Watu Holdings Ltd, 13.00%, due 05/07/2024 (a)(b)	4/11/2022	10,000,000	10,000,000	0.5
		546,563,243	537,752,491	24.3
Trade Finance
Drip Trade Finance Series 2020-W, 7.00%, due 11/1/2022 (a)(b)	10/30/2020	1,000,000	1,000,000	0.0
MEDTRADE CAPITAL, LLC, 0.00%, due 7/31/2025(a)(b)	4/30/2022	95,323,930	89,645,000	4.0
MEDTRADE CAPITAL, LLC, 0.00%, due 7/31/2025(a)(b)	8/25/2022	21,986,006	21,986,006	1.0
Octagon Asset Management, LLC - (Deal: Tru Grit 7), 24.00%, due 12/31/2022 (a)(b)	3/9/2021	20,902,461	20,902,461	0.9
		139,212,397	133,533,467	5.9
Transportation Finance
Rivonia Road Fund, LP, 30 Day Avg. SOFR (1.00% Floor) + 12.50%, due 07/31/2025 (a)(b)(c)	9/27/2022	11,630,150	11,630,150	0.5

Warehouse Facilities
edly WH Investors 2019-1, LLC, 12.00%, due 12/04/2023 (a)(b)	10/9/2019	6,603,877	6,603,877	0.3
Homelight Homes Real Estate, LLC, 12.00%, due 02/28/2023 (a)(b)	10/8/2020	49,982,514	49,982,514	2.3
		56,586,391	56,586,391	2.6
Total investments in credit facilities		1,166,483,413	1,151,667,794	52.0

Investments in special purpose vehicles — 11.3%	Shares/ Units		Cost
Litigation Finance
YS CF LawFF VII LLC (a)(b)	—	4/5/2018	241,115	241,115	0.0
Real Estate Debt
CDMX DEBT FUND, LLC (a)(b)	—	4/25/2022	25,119,400	25,449,751	1.2
Monticello Funding, LLC Series BTH-31 (a)(e)(f)	—	5/29/2019	248,076	250,597	0.0
Monticello Funding, LLC Series BTH-47 (a)(e)(f)	—	12/22/2020	3,000,000	3,028,656	0.1
Monticello Funding, LLC Series BTH-48 (a)(e)(f)	—	7/23/2021	2,250,000	2,277,216	0.1
Monticello Funding, LLC Series BTH-49 (a)(e)(f)	—	8/16/2021	828,947	837,788	0.0
Monticello Funding, LLC Series BTH-54 (a)(e)(f)	—	12/17/2021	1,990,161	2,011,901	0.1
Monticello Funding, LLC Series BTH-55 (a)(e)(f)	—	12/17/2021	2,500,000	2,518,252	0.1
Monticello Funding, LLC Series BTH-56 (a)(e)(f)	—	12/17/2021	7,333,857	7,403,769	0.3
Monticello Structured Products, LLC Series MSP-17 (a)(e)(f)	—	12/13/2021	0	13,383	0.0
Monticello Structured Products, LLC Series SH-52 (a)(e)(f)	—	3/30/2022	1,500,000	1,517,128	0.1
Monticello Structured Products, LLC Series SH-62 (a)(e)(f)	—	5/6/2022	800,000	807,309	0.0
			45,570,441	46,115,750	2.0

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2022 (Unaudited) (continued)

Investments in special purpose vehicles — 11.3%	Shares/ Units	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Real Estate Equity
ArrowMark Commercial Real Estate Partners, LLC (a)(e)(f)	—	12/20/2021	$10,000,000	$11,577,943	0.5%
CX Industrial Logistics Depositor, LLC (a)(b)	—	5/10/2022	1,054,000	1,054,000	0.0
CX LIVELY INDIGO RUN DEPOSITOR, LLC (a)(b)	—	5/9/2022	9,607,500	9,607,500	0.4
CX Midwest Industrial Logistics Depositor, LLC (a)(b)	—	6/24/2022	10,000,000	10,000,000	0.5
CX Mode at Hyattsville Depositor, LLC	—	10/18/2022	12,990,000	12,990,000	0.6
CX Owings Mills Multifamily Depositor, LLC (a)(b)	—	7/12/2022	10,000,000	10,000,000	0.5
CX Residences at Congressional Village Depositor, LLC (a)(b)	—	6/27/2022	10,000,000	10,000,000	0.5
CX Station at Clift Farm Depositor, LLC (a)(b)	—	12/27/2021	11,800,000	11,800,000	0.5
			75,451,500	77,029,443	3.5
Royalties
Round Hill Music Carlin Coinvest, LP (a)(d)(e)(f)	—	10/1/2017	929,104	1,176,704	0.1
Specialty Finance
Cirrix Investments, LLC (a)(e)(f)	—	1/27/2022	5,000,000	5,727,484	0.3
CoVenture - Clearbanc Special Assets Fund LP (a)(e)(f)	—	3/12/2019	1,269,637	1,171,282	0.1
Lendable SPC (a)(e)(f)	—	7/31/2020	102,900,000	99,865,095	4.5
PSC US BADGER LLC (a)(e)(f)	—	10/20/2021	18,135,988	18,637,084	0.8
			127,305,625	125,400,945	5.7
Transportation Finance
YS Vessel Deconstruction I (a)(b)	—	8/26/2018	500,000	200,000	0.0
Total investments in special purpose vehicles			249,997,786	250,163,957	11.3

Investments in direct equities — 0.4%
Litigation Finance
Kerberos Capital Management SPV V, LLC (a)(b)	5	5/17/2022	0	2,845,599	0.1
Royalties
ARC LPW I, LLC Warrants (a)(b)	3,063	10/3/2019	0	22,358	0.0
Specialty Finance
Aion Financial - Equity (a)(b)	219,220	3/31/2021	22	349,125	0.0
Art Lending, Inc. (Dart Milano Profit Share) (a)(b)	—	6/2/2021	0	32,673	0.0
Art Lending, Inc. (Dart Milano 2 Profit Share) (a)(b)	—	12/17/2021	0	249,236	0.0
Art Lending, Inc. (Procacini S.L. - 1 Profit Share) (a)(b)	—	8/26/2020	0	205,561	0.0
Art Lending, Inc. (Procacini S.L. - 2 Profit Share) (a)(b)	—	4/14/2021	0	433,699	0.0
Art Money International, Co. - Convertible Shares (a)(b)	—	11/5/2021	0	59,661	0.0
Coromandel SPV LLC - Warrants (a)(b)	—	9/8/2021	0	107,553	0.0
INTERNEX CAPITAL LLC (a)(b)	359,701	4/1/2022	1,250,000	1,250,000	0.1
RAINFOREST LIFE PTE. LTD. - Warrants (a)(b)	61,370	8/20/2021	0	106,200	0.0
STAR STRONG FUNDING LLC (a)(b)	—	4/27/2022	348,000	1,851,219	0.1
Vantage Borrower SPV I LLC Warrants (a)(b)	29,207	1/27/2021	0	1,391,903	0.1
			1,598,022	6,036,830	0.3
Trade Finance
Octagon Asset Management, LLC - (Deal: Tru Grit 7) - Warrants (a)(b)	—	5/18/2021	0	292,500	0.0
Total investments in direct equities			1,598,022	9,197,287	0.4

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2022 (Unaudited) (continued)

Investments in money market instruments — 7.9%	Shares	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
GS Financial Square Government Fund, Institutional Shares, 3.14% (a)(h)	174,935,447		$174,935,447	$174,935,447	7.9%
Total investments in money market instruments			174,935,447	174,935,447	7.9

Total Investments (cost $2,135,523,387)				$2,204,357,905	99.5
Other assets less liabilities				11,323,963	0.5
Net Assets				$2,215,681,868	100.0

(a)	Security serves as collateral for the Fund’s revolving credit facility, when in use during the year. See Note 11.

(b)	Value was determined using significant unobservable inputs.

(c)	Variable rate security.

(d)	100% of this special purpose vehicle is invested in one music catalog.

(e)	Private investment company or special purpose vehicle does not issue shares or units.

(f)	Investment valued using net asset value per share (or its equivalent) as a practical expedient. See Note 13 for respective investment strategies and redemptive restrictions.

(g)	Private investment company is part of the MSPR SPAC. The Fund’s valuation is made up of it’s share of the SPAC plus a preferred return

(h)	Rate listed is the 7-day effective yield at 10/31/2022.

FUTURES CONTRACTS	Expiration Date	Number of Contracts Long (Short)	Notional Value	Value at October 31, 2022	Unrealized Appreciation (Depreciation)
Foreign Exchange Futures
CME Australian Dollar	Dec 2022	(935)	$(64,592,376)	$(59,849,350)	$4,743,026
CME Euro Dollar	Dec 2022	(31)	(3,947,130)	(3,836,250)	110,880
CME Mexican Peso	Dec 2022	(1,035)	(25,585,104)	(25,875,000)	(289,896)
TOTAL FUTURES CONTRACTS			$(94,124,610)	$(89,560,600)	$4,564,010

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Portfolio Allocation
October 31, 2022 (Unaudited)

Investment Type as a percentage of Total Net Assets As Follows:

Security Type/Sector	Percent of Total Net Assets
Credit Facilities	52.0%
Private Investment Companies	27.9%
Special Purpose Vehicles	11.3%
Direct Equities	0.4%
Short-Term Investments	7.9%
Total Investments	99.5%
Other assets less liabilities	0.5%
Total Net Assets	100.0%

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Statement of Assets and Liabilities
October 31, 2022 (Unaudited)

Assets
Investments in unaffiliated securities, at fair value (cost $2,135,523,387)	$2,204,357,905
Unrealized appreciation on open futures contracts	4,564,010
Cash	1,208,901
Cash deposited with broker for futures contracts	10,086,457
Receivable for Fund shares sold	1,326,487
Receivable for investments sold	497,564
Contributions paid in advance	4,280,748
Interest receivable	32,134,609
Prepaid expenses	760,830
Total Assets	2,259,217,511

Liabilities
Borrowings Under Credit Facility	40,000,000
Foreign currency due to broker, at value (proceeds $590)	516
Due to Investment Manager	1,792,566
Audit fees payable	13,124
Accounting and administration fees payable	266,144
SEC fees payable	19,034
Custody fees payable	20,777
Interest received not yet earned	203,203
Other Liabilities	1,220,279
Total Liabilities	43,535,643

Net Assets	$2,215,681,868
Components of Net Assets:
Paid-in Capital (par value of $0.01 with an unlimited amount of shares authorized)	$2,096,853,790
Total distributable earnings	118,828,078
Net Assets	$2,215,681,868

Institutional Class Shares:
Net assets applicable to shares outstanding	$2,215,681,868
Shares of beneficial interest issued and outstanding	77,371,971
Net asset value per share	$28.64

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Statement of Operations
For the Six Months Ended October 31, 2022 (Unaudited)

Investment Income
Interest (net of withholding taxes, $69,532)	$68,204,309
Distributions from private investment funds and special purpose vehicles	17,625,554
Total Investment Income	85,829,863

Expenses
Investment management fees	9,859,593
Accounting and administration fees	757,336
Legal fees	176,438
Audit fees	88,219
Transfer Agent fees	113,425
Blue sky fees	55,761
Custody fees	57,973
Trustee fees	43,858
Insurance fees	26,719
Chief Compliance Officer fees	19,962
Other expenses	94,018
Total expenses	11,293,302

Net Expenses, before revolving credit facility fees	11,293,302
Revolving credit facility fees	67,664
Interest expense	879,546

Net Expenses	12,240,512

Net Investment Income	73,589,351

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in unaffiliated issuers	(968,320)
Futures contracts	3,180,428
Foreign currency transactions	(1,625)
Capital gain distributions from private investment companies	27,968
Net realized gain	2,238,451
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	3,826,697
Foreign currency translations	(378,670)
Futures contracts	1,790,218
Net change in unrealized appreciation (depreciation)	5,238,245
Net realized and unrealized gain (loss)	7,476,696

Net Increase in Net Assets resulting from Operations	$81,066,047

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Statements of Changes in Shareholders’ Equity

	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Increase (decrease) in Net Assets from:
Operations:
Net investment income	$73,589,351	$86,937,033
Net realized gain (loss)	2,238,451	3,236,220
Net change in unrealized appreciation (depreciation)	5,238,245	46,983,572
Net increase in net assets resulting from operations	81,066,047	137,156,825

Distributions to Shareholders:
Distributions:
Institutional Class	(61,453,322)	(67,629,289)
Investor Class	—	(39,311)
From return of capital:
Institutional Class	—	(11,493,656)
Investor Class	—	(6,681)
Total distributions to shareholders	(61,453,322)	(79,168,937)

Capital Share Transactions:
Institutional Class Shares
Net proceeds from shares sold:	423,831,912	1,013,005,180
Exchange from Investor Class:	—	4,086,999
Reinvestment of distributions:	14,271,956	16,594,573
Cost of shares repurchased:	(99,300,921)	(80,846,791)
Net increase in net assets from Institutional Class Shares capital transactions	338,802,947	952,839,961

Investor Class Shares [1]
Net proceeds from shares sold:	—	1,582,939
Exchange to Institutional Class	—	(4,086,999)
Reinvestment of distributions:	—	5,367
Cost of shares repurchased:	—	(291,152)
Net increase in net assets from Investor Class Shares capital transactions	—	(2,789,845)

Net increase in net assets resulting from capital transactions	338,802,947	950,050,116

Total increase in net assets	358,415,672	1,008,038,004

Net Assets:
Beginning of period	1,857,266,196	849,228,192
End of period	$2,215,681,868	$1,857,266,196

[1]	On September 17, 2021, Investor Class Shares were converted into Institutional Class Shares, and Investor Class Shares as a class of Shares of the Fund was terminated.

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Statements of Changes in Shareholders’ Equity
(Continued)

	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Share Transactions:
Institutional Class Shares
Issued	14,891,984	36,317,834
Exchange from Investor Class	—	145,429
Reinvested	504,347	596,368
Repurchased	(3,472,452)	(2,863,603)
Change in Institutional Class Shares	11,923,879	34,196,028
Investor Class Shares [1]
Issued	—	57,269
Exchange to Institutional Class	—	(145,429)
Reinvested	—	196
Repurchased	—	(155,974)
Change in Investor Class Shares	—	(243,938)

[1]	On September 17, 2021, Investor Class Shares were converted into Institutional Class Shares, and Investor Class Shares as a class of Shares of the Fund was terminated.

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Statement of Cash Flows
For the Six Months Ended October 31, 2022 (Unaudited)

Cash flows from operating activities:
Net Increase in net assets resulting from Operations	$81,066,047
Adjustments to reconcile Net Increase in net assets resulting from
Operations to net cash used in operating activities:
Net realized (gain) loss on:
Investments	968,320
Futures contracts	(3,180,428)
Capital gain distributions from private investment companies	(27,968)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,826,697)
Futures contracts	(1,790,218)
Purchases of long-term investments	(682,485,387)
Proceeds from long-term investments sold	341,295,346
Purchase of short-term investments, net	(46,185,349)
Changes in operating assets and liabilities:
Interest receivable	(13,886,870)
Investments sold	5,712,461
Prepaid expenses	(122,930)
Due to Investment Manager	399,150
Audit fees payable	(163,781)
Accounting and administration fees payable	156,226
SEC fees	(35,437)
Custody fees payable	8,445
Interest received not yet earned	(1,047,837)
Other liabilities	1,193,526
Net cash used in operating activities	(321,953,381)

Cash flows from financing activities:
Proceeds from shares sold, net of receivable for fund shares sold	431,270,921
Payments for shares repurchased	(99,300,921)
Distributions to shareholders, net of reinvestments	(47,181,366)
Repayments on revolving credit facility	40,000,000
Net cash provided by financing activities	324,788,634

Net Increase in Cash and Restricted Cash	2,835,253

Cash and Restricted Cash:
Beginning of period	8,460,105
End of period (a)	$11,295,358

(a)	Cash and restricted cash include cash and cash deposited with broker for written options contracts and futures, as outlined further on the Statement of Assets and Liabilities.

Supplemental disclosure of cash flow information:

Non-cash financing activities not included consist of reinvestment of dividends and distributions of $14,271,956.

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Financial Highlights
Institutional Class

Per share operating performance. For a capital share outstanding throughout each year/period.
	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019 [1]
Net asset value, beginning of year/period	$28.38	$26.96	$26.32	$25.79	$25.00
Income from Investment Operations:
Net investment income[2]	1.03	1.89	1.66	1.33	0.97
Net realized and unrealized gain (loss)	0.91	1.21	0.59	0.79	0.69
Total from investment operations	1.94	3.10	2.25	2.12	1.66

Less Distributions:
From net investment income	(1.68)	(1.43)	(0.99)	(1.59)	(0.87)
From return of capital	—	(0.25)	(0.62)	—	—
Total distributions	(1.68)	(1.68)	(1.61)	(1.59)	(0.87)

Net asset value, end of year/period	$28.64	$28.38	$26.96	$26.32	$25.79

Total return [3]	4.23%	11.79%	8.81%	8.38%	6.29%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,215,682	$1,857,266	$846,571	$378,040	$62,603

Ratio of expenses to average net assets:
(including interest and revolving credit facility expense)
Before fees waived/recovered [6]	1.19%	1.14%	1.21%	1.53%	3.05%[5]
After fees waived/recovered [6]	1.19%	1.14%	1.28%	1.50%	1.60%[5]
Ratio of expenses to average net assets:
(excluding interest and revolving credit facility expense)
Before fees waived/recovered [6]	1.10%	1.12%	1.20%	1.48%	2.90%[5]
After fees waived/recovered [6]	1.10%	1.12%	1.27%	1.45%	1.45%[5]

Ratio of net investment income to average net assets:
(including interest and revolving credit facility expense)
Before fees waived/recovered [6]	7.17%	6.75%	6.28%	4.96%	5.13%[5]
After fees waived/recovered [6]	7.17%	6.75%	6.21%	4.99%	6.58%[5]
Ratio of net investment income to average net assets:
(excluding interest and revolving credit facility expense)
Before fees waived/recovered [6]	7.26%	6.77%	6.29%	5.01%	5.28%[5]
After fees waived/recovered [6]	7.26%	6.77%	6.22%	5.04%	6.73%[5]

Portfolio turnover rate	18%	42%	52%	21%	21%[4]

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Financial Highlights
Institutional Class (continued)

	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019 [1]
Senior Securities
Total borrowings (000’s omitted)	40,000	—	—	—	—
Asset coverage per $1,000 unit of senior indebtness [7]	56,392	—	—	—	—

[1]	For the period October 1, 2018 (commencement of operations) to April 30, 2019. See Note 12 “Reorganization Information” in the Notes to the Financial Statements.
[2]	Based on average shares outstanding for the period.
[3]

Total returns would have been lower had expenses not been waived by the Investment Manager. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]	The expenses and net investment loss ratios include income or expenses of the private investment companies and special purpose vehicles valued at practical expedient in which the Fund invests.
[7]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2022 (Unaudited)

1. Organization

The Variant Alternative Income Fund (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and reorganized as a Delaware statutory trust at the close of business on September 28, 2018. Variant Investments, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Fund operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act, and has adopted a fundamental policy to conduct quarterly repurchase offers at net asset value (“NAV”). The Fund commenced operations on October 1, 2018 with Institutional Class Shares. Investor Class shares were offered at a later date and commenced operations on October 31, 2018. The Board of Trustees (“Board”) of the Fund subsequently approved the closure of the Fund’s Investor Class Shares effective August 27, 2021. On September 17, 2021, all of the Fund’s Investor Class Shares were converted into Institutional Class Shares and Investor Class Shares as a class of Shares of the Fund were terminated.

The Fund’s investment objective is to seek to provide a high level of current income by investing, directly or indirectly, a majority of its net assets (plus any borrowings for investment purposes) in alternative income generating investments. The Fund may allocate its assets through direct investments, and investments in a wide range of investment vehicles.

2. Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Dividends are recorded on the ex-dividend date and interest is recognized on an accrual basis. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Distributions to Shareholders

Distributions are paid at least quarterly on the Shares in amounts representing substantially all of the Fund’s net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders. Distributions to shareholders are recorded on the ex-dividend date.

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund’s tax year. Under Section 19 of the Investment Company Act, the Fund is required to indicate the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Valuation of Investments

The Fund calculates its NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

2. Accounting Policies (continued)

SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Board designated the Investment Manager as the Fund’s valuation designee (in this capacity, the “Valuation Designee”) to perform fair value determinations.

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments at fair value. The Board has delegated the day to day responsibility for fair value determinations in accordance with the Valuation Procedures to the Valuation Designee, subject to oversight by the Board.

Short-term securities, including bonds, notes, debentures and other debt securities, such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, with maturities of 60 days or less, for which reliable market quotations are readily available shall each be valued at current market quotations as provided by an independent pricing service or principal market maker. Money market funds will be valued at NAV.

For equity, equity related securities, and options that are freely tradable and listed on a securities exchange or over-the- counter market, the Fund fair values those securities at their last sale price on that exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Fund will use the price from the exchange that it considers to be the principal exchange on which the security is traded. Securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or over-the-counter market on such day, the security will be valued at the mean between the last bid price and last ask price on such day.

Fixed income securities (other than the short-term securities as described above) shall be valued by (a) using readily available market quotations based upon the last updated sale price or a market value from an approved pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics or (b) by obtaining a direct written broker- dealer quotation from a dealer who has made a market in the security. If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

Prior to investing in any private investment companies or special purpose vehicles (collectively, “Underlying Funds”), the Investment Manager will conduct an initial due diligence review of the valuation methodologies utilized by the Underlying Fund, which generally shall be based upon readily observable market values when available, and otherwise utilize principles of fair value that are reasonably consistent with those used by the Fund for valuing its own investments. Subsequent to investment in an Underlying Fund, the Investment Manager will monitor the valuation methodologies used by each Underlying Fund. The Fund values its interests in Underlying Funds using the NAV provided by the managers of the Underlying Funds and/or their agents. These valuations involve significant judgment by the managers of the Underlying Funds and may differ from their actual realizable value. Under certain circumstances, the Valuation Committee may modify the managers’ valuations based on updated information received since the last valuation date. The Valuation Committee may also modify valuations if the valuations are deemed to not fully reflect the fair value of the investment. Valuations will be provided to the Fund based on interim unaudited financial records of the Underlying Funds, and, therefore, will be estimates and may fluctuate as a result. The Board, the Investment Manager and the Valuation Committee may have limited ability to assess the accuracy of these valuations.

In circumstances in which market quotations are not readily available or are deemed unreliable, or in the case of the valuation of private, direct investments, such investments may be valued as determined in good faith using methodologies approved by the Board. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Valuation Committee of any information or factors deemed appropriate. The Valuation Committee may engage third party valuation consultants on an as-needed basis to assist in determining fair value.

Fair valuation involves subjective judgments, and there is no single standard for determining the fair value of an investment. The fair value determined for an investment may differ materially from the value that could be realized upon the sale of the investment. Fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investment. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Information that becomes known to the Fund or its agents after the NAV

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

2. Accounting Policies (continued)

has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s NAV if the judgments of the Board or the Valuation Committee regarding appropriate valuations should prove incorrect.

Written Options

The Fund may write call and put options. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Futures

The Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that might be realized in trading could be eliminated by adverse changes in the exchange rate, or a loss could be incurred as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

Engaging in these transactions involves risk of loss, which could adversely affect the value of the Fund’s net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund utilizes a tax-year end of October 31 and the Fund’s income and federal excise tax returns and all financial records supporting the 2020, 2021 and 2022 returns are subject to examination by the federal and Delaware revenue authorities. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of October 31, 2022.

3. Principal Risks

Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the risk of loss from such claims is considered remote.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

3. Principal Risks (continued)

Borrowing, Use of Leverage

The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk and profit potential. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above. The Fund is subject to the Investment Company Act requirement that an investment company limit its borrowings to no more than 50% of its total assets for preferred stock or preferred debt and 33 1/3% of its total assets for debt securities, including amounts borrowed, measured at the time the investment company incurs the indebtedness. Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

Limited Liquidity

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Private Markets Risk

The securities in which the Fund, directly or indirectly, may invest include privately issued securities of both public and private companies. Private securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Investment Manager’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain private securities may be illiquid. Because there is often no readily available trading market for private securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private securities that are debt securities generally are of below-investment grade quality, frequently are unrated and present many of the same risks as investing in below-investment grade public debt securities. Investing in private debt instruments is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of obligations.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

3. Principal Risks (continued)

Repurchase Offers

The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased.

Coronavirus (COVID-19)

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. The outbreak of this coronavirus and its variants has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 are more widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

Russia/Ukraine Risk

In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments.

4. Fair Value of Investments

(a) Fair value - Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in private investment companies measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

4. Fair Value of Investments (continued)

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

(b) Fair Value – Valuation Techniques and Inputs

When determining fair value, the Fund uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

Investments in Private Investment Companies

The Fund values private investment companies using the NAV’s provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the private investment companies provide for compensation to the managers in the form of fees ranging from 0% to 2% annually of net assets and performance incentive allocations or fees ranging from 0% to 20% on net profits earned.

At October 31, 2022, the Fund had private investment companies of $24,724,337 that did not qualify for the practical expedient because it is probable that the Fund could sell these investments for amounts that differ from the NAV’s provided by the underlying private investment companies. Private investment companies not qualifying for the practical expedient were valued by the Fund through application of adjustments to the stated NAV’s reported by the underlying private investment companies. These adjustments are based on other relevant information available that the Fund feels has not been reflected in the most recent fair value. As a result, a premium of 1.04x has been applied to the stated NAV’s. Investments in private investment companies that do not qualify for the practical expedient are categorized in Level 3 of the fair value hierarchy.

Investments in Special Purpose Vehicles

Special purpose vehicles (“SPV”) consist of an investment by the Fund in an entity that invests directly or indirectly in a note secured by expected value of contingency fees received from future case settlements, real estate, specialty finance investments, and royalties. The debt offerings are short-term in nature and carry a fixed interest rate. During the six months ended October 31, 2022, the Investment Manager determined there were minimal credit impairments. Investments in SPV are generally measured based on NAV as a practical expedient, while others are categorized in Level 3 of the fair value hierarchy.

Investments in Credit Facilities

The Fund has invested in credit facilities that are either secured by the borrower’s assets or are unsecured in nature. The credit facilities have been made directly or through participation with private investment or operating companies. The investments in credit facilities will generally be held at cost subject to certain revisions, such as (i) a material change in interest rates for similar notes or (ii) if the Investment Manager becomes aware of a fundamental change that has not been reflected in the cost. The Fund has determined to value its investments in credit facilities generally at cost although some are above or below cost as of October 31, 2022. Investments in credit facilities are categorized in Level 3 of the fair value hierarchy.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

4. Fair Value of Investments (continued)

Investments in Direct Equities

As a part of some of the credit facilities, the Fund receives direct equity in the private investments or operating companies of the borrower via common stock shares, warrants, or profit sharing instruments. The Fund has determined to value its investments in direct equities through a discounted cash flow or market approach method as of October 31, 2022. Investments in direct equities are categorized in Level 3 of the fair value hierarchy.

(c) Fair Value - Hierarchy

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of October 31, 2022. Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Statement of Assets and Liabilities:

Assets	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value	Total
Investments
Private Investment Companies	$—	$—	$24,724,337	$593,669,083	$618,393,420
Credit Facilities	—	—	1,151,667,794	—	1,151,667,794
Special Purpose Vehicles	—	—	91,342,367	158,821,590	250,163,957
Direct Equities	—	—	9,197,287	—	9,197,287
Short-Term Investments	174,935,447	—	—	—	174,935,447
Total Investments	$174,935,447	$—	$1,276,931,785	$752,490,673	$2,204,357,905

Other Financial Instruments[1]
Futures Contracts	4,564,010	—	—	—	4,564,010
Total Assets	$179,499,457	$—	$1,276,931,785	$752,490,673	$2,208,921,915

[1]

Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(d) Fair Value - Changes in Level 3 Measurements

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the six months ended October 31, 2022:

	Private Investment Companies	Credit Facilities	Special Purpose Vehicles	Direct Equities
April 30, 2022	$35,587,842	$993,343,913	$66,579,260	$4,678,276
Realized gains (losses)	—	—	—	9,778
Unrealized gains (losses)	(10,863,505)	(8,933,001)	507,575	4,509,233
Transfers Into Level 3	—	—	28,540,178	—
Transfers Out of Level 3	—	—	—	—
Purchases	—	475,699,186	62,431,136	—
Sales	—	(248,442,304)	(66,715,782)	—
October 31, 2022	$24,724,337	$1,151,667,794	$91,342,367	$9,197,287

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

4. Fair Value of Investments (continued)

(e) Fair Value - Significant Unobservable Inputs

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of October 31, 2022.

Investment Category	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average (1)	Impact on Valuation from an increase in input
Private Investment Companies	$24,724,337	Market Approach	Ownership % Carried Interes Preferred Return	3.19% 35.00% 20.00%	N/A N/A N/A	Increase Decrease Increase
Credit Facilities	1,151,667,794	Market Approach Discounted Cash Flow	Recent Transaction Price Interest Rate Discount Rate	N/A 10.25% - 13.00% 8.00% - 10.00%	N/A 12.20% 8.15%	Increase Decrease Decrease
Special Purpose Vehicles	91,342,367	Market Approach Income Approach	Recent Transaction Price Preferred Return	N/A 12.00%	N/A 12.00%	Increase Increase
Direct Equities	9,197,287	Discounted Cash Flow Market Approach	Discount Rate Growth Rate Market Multiple Ownership % Discount Rate Market Multiple Market Valuation Pwnership % Price Per Share	15.00%-30.00% 3.00% 8.15 1.95% 15.00%-30.00% 10.00 $600,000-$50,000,000 0.089%-10.00% $3.48 - $47.66	20.16% N/A N/A N/A 21.51% N/A $23,307,890 3.29% $26.75	Decrease Increase Increase Increase Decrease Increase Increase Increase Increase

(1)	Unobservable inputs were weighted by the fair value of the instruments as of six months ended 10/31/2022.

5. Derivative and Hedging Disclosure

U.S. GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures and options contracts for the six months ended October 31, 2022.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

5. Derivative and Hedging Disclosure (continued)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of October 31, 2022, by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Statement of Assets and Liabilities	Derivatives not designated as hedging instruments	Value	Value
Unrealized appreciation/depreciation on open futures contracts	Equity Contracts	$4,564,010	$—

The effects of derivative instruments on the Statement of Operations for the six months ended October 31, 2022, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Written Options Contracts
Equity contracts	$4,564,010	$—	$—
Total	$4,564,010	$—	$—

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$1,790,219	$—	$—	$1,790,219
Total	$1,790,219	$—	$—	$1,790,219

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of October 31, 2022, are as follows:

Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$—
Options Contracts - Written	Average Notional Value	$—
Futures	Average Notional Value	$(83,411,233)

6. Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The Fund currently offers one class of Shares: Institutional Class Shares. The Fund may offer additional classes of Shares in the future. The minimum initial investment in Institutional Class Shares by any investor is $1 million. However, the Fund, in its sole discretion, may accept investments below this minimum. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirement.

Institutional Class Shares are not subject to any initial sales charge. Shares will generally be offered for purchase on each business day, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

6. Capital Stock (continued)

A substantial portion of the Fund’s investments are illiquid. For this reason, the Fund is structured as a closed-end interval fund which means that the Shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. For each repurchase offer the Board will set an amount between 5% and 25% of the Fund’s Shares based on relevant factors, including the liquidity of the Fund’s positions and the Shareholders’ desire for liquidity. A Shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the Shareholder’s purchase of the Shares.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers shareholders the option of redeeming Shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all Shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of all outstanding Shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of all outstanding Shares on the repurchase request deadline, the Fund shall repurchase the Shares tendered on a pro rata basis. There is no guarantee that a shareholder will be able to sell all of the Shares tendered in a quarterly repurchase offer. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

	Repurchase Offer	Repurchase Offer
Commencement Date	May 25, 2022	August 25, 2022
Repurchase Request Deadline	June 15, 2022	September 15, 2022
Repurchase Pricing Date	June 15, 2022	September 15, 2022

Net Asset Value as of Repurchase Offer Date
Institutional Class	$28.51	$28.55

Amount Repurchased
Institutional Class	$70,128,756	$29,142,116

Percentage of Outstanding Shares Repurchased
Institutional Class	3.56%	1.35%

7. Investment Management and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 0.95% on an annualized basis, calculated daily and payable monthly in arrears, of the Fund’s “Managed Assets.” “Managed Assets” means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares) as of each month-end, subject to certain adjustments.

The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 1.45% of the average daily net assets of Institutional Class Shares (the “Expense Limit”).

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

7. Investment Management and Other Agreements (continued)

For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limitation. The Expense Limitation and Reimbursement Agreement is in effect until October 31, 2023 and will automatically renew for consecutive one-year terms thereafter. This agreement may be terminated at any time by the Fund’s Board of Trustees upon thirty (30) days’ written notice to the Investment Manager. This agreement may be terminated by the Investment Manager as of the end of its then-current term upon thirty (30) days’ written notice to the Fund.

Foreside Fund Services, LLC (the “Distributor”) is the distributor (also known as principal underwriter) of the Shares of the Fund and acts as the agent of the Fund in connection with the continuous offering of Shares of the Fund.

The Fund has retained an administrator, UMB Fund Services, Inc. (the “Administrator”) to provide administrative services, and to assist with operational needs. In consideration for these services, the Fund pays the Administrator a minimum monthly administration fee (the “Administration Fee”). The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund. The Administrator is also reimbursed by the Fund for out-of-pocket expenses relating to services provided to the Fund and receives a fee for transfer agency services. The Administration Fee and the other terms of the Administration Agreement may change from time to time as may be agreed to by the Fund management and the Administrator.

A trustee and an officer of the Fund are employees of the Administrator. The Fund does not compensate the trustee or officer affiliated with the Administrator. For the six months ended October 31, 2022, the Fund’s allocated fees incurred for trustees and advisory board member are reported on the Statement of Operations.

UMB Bank, n.a. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the Investment Company Act and the rules thereunder. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of the Custodian or U.S. or non-U.S. sub custodians in a securities depository, clearing agency or omnibus customer account of such custodian. In consideration for these services, the Fund pays the Custodian a minimum monthly custodian fee.

8. Related Party Transactions

At October 31, 2022, the Investment Manager and its affiliates owned $9,341,763 (or 0.42% of net assets) of the Fund.

9. Federal Income Taxes

At October 31, 2022, gross unrealized appreciation and depreciation on investments and short securities, based on cost for federal income tax purposes were as follows:

Cost of investments	$2,084,057,638
Gross unrealized appreciation	$151,363,914
Gross unrealized depreciation	(31,063,647)
Net unrealized appreciation on investments	$120,300,267

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

9. Federal Income Taxes (continued)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of October 31, 2022, the Fund’s most recent tax year end, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated capital and other losses	—
Unrealized appreciation on investments	120,300,267
Total distributable earnings	$120,300,267

The tax character of distributions paid during the tax years ended October 31, 2021 and October 31, 2022 were as follows:

	2022	2021
Distribution paid from:
Ordinary income	$98,723,400	$51,746,661
Net long-term capital gains	9,802,828	1,833,663
Return of capital	15,667,391	11,394,024
Total distributions paid	$124,193,619	$64,974,348

10. Investment Transactions

For the six months ended October 31, 2022, purchases and sales of investments, excluding short-term investments, were $694,233,444 and $341,295,346, respectively.

11. Credit Facility

The Fund maintains a credit facility (the “Revolving Credit Facility” or “Facility”) with a maximum borrowing amount of up to $100,000,000. When in use, the Facility is secured by certain underlying investments of the Fund. The Facility bears an initial interest rate of 3.5% plus the then applicable 30-day average Secured Overnight Financing Rate (“SOFR”), which has a floor rate of 0.5%. Interest and fees incurred for the six months ended October 31, 2022 are disclosed in the accompanying Statement of Operations. The Facility matures on August 20, 2024. At October 31, 2022, the principal balance outstanding was $40,000,000.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

12. Reorganization Information

Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”), the Variant Alternative Income Fund, L.P. (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Fund and the Predecessor Fund shared the same investment adviser and portfolio managers. Below is a breakout of assets, liabilities, and total net assets transferred as of the date of reorganization at the end of business September 28, 2018.

Assets:
Investments at Cost	$21,099,144
Investments at Value	21,406,197
Cash	3,424,801
Interest Accrued	387,807
Miscellaneous Assets	11,931
Total Assets	25,230,736
Liabilities:
Management Fees Payable	47,756
Other Payable	96,516
Total Liabilities	144,272
Net Assets:	$25,086,464

1,003,458.564 shares were issued with an initial NAV of $25.00.

13. Commitments

Senior credit facilities may be structured to be fully funded at the time of investment or include unfunded loan commitments, which are contractual obligations for future funding. As of October 31, 2022, the Fund had unfunded loan commitments to credit facilities of $406,386,858.

The following table represents investment strategies, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of October 31, 2022:

Security Description	Investment Category	Fair Value	Total Uncalled	Redemption Frequency	Redemption Notice Period
Aero Capital Solutions Feeder Fund III, LP(2)	Private LPs	$36,809,211	$—	None	N
Aero Capital Solutions Fund II, LP(2)	Private LPs	49,040,336	—	None	N
Aero Capital Solutions Fund, LP(2)	Private LPs	1,617,799	—	None	N
American Rivers Fund, LLC(2)	Private LPs	20,974,209	—	Annually	Subject to a 3 year lock up period from initial funding Redemptions are permitted in December every year paid out 25% per quarter
Armadillo Financial Fund LP(1)	Private LPs	12,492,020	3,214,286	None	N
ArrowMark Commercial Real Estate Partners, LLC(5)	SPVs	1,770,253	3,398,859	None	N

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

13. Commitments (continued)

Security Description	Investment Category	Fair Value	Total Uncalled	Redemption Frequency	Redemption Notice Period
ATALAYA EQUIPMENT LEASING FEEDER EVERGREEN LP(7)	Private LPs	$859,116	$657,403	Annually	After 36 months of lock up, each limited partner may provide written notice within 120 days to withdraw any portion of its capital account balance
BSRF Tax-Exempt LLC(7)	Private LPs	3,305,002	1,440,594	Quarterly

After 36 months of lock up, each limited partner may give a 180 day written notice to redeem any portion of its capital balance. Redemptions are subject to a cap of 20% of total partner interest during any rolling 12 month period

C L Levi Co-Invest, L.P.(6)	Private LPs	10,604,857	—	None	N
CAMPBELL OPPORTUNITY TIMBER FUND-A, L.P.(1)	Private LPs	6,309,782	—	None	N
Cirrix Investments, LLC(7)	SPVs	12,587,616	4,152,895	None	N
CoVenture - Amzn Credit Opportunities Fund LP(7)	Private LPs	74,707,688	—	Quarterly	At least a 90 day written notice to the general partner prior to each calendar quarter-end
CoVenture - Clearbanc Special Assets Fund LP(7)	SPVs	1,484,431	—	Quarterly	Subject to a 12 month lock up with 90 days written notice to the general partner
CoVenture - No1 Credit Opportunities Fund LLC(7)	Private LPs	9,029,665	426,235	Quarterly	After 36 months of funding, or additional funding date, limited partners may withdraw any portion of their capital account with 90 days’ notice as of the end of any calendar quarter.
CoVenture - No1 Credit Opportunities Fund LLC (A-2 Series)(7)	Private LPs	2,351,463	—	Quarterly	After 36 months of funding, or additional funding date, limited partners may withdraw any portion of their capital account with 90 days’ notice as of the end of any calendar quarter.
CoVenture - No1 Credit Opportunities Fund LLC (A-3 Series)(7)	Private LPs	10,426,719	15,434,967	Quarterly	After 36 months of funding, or additional funding date, limited partners may withdraw any portion of their capital account with 90 days’ notice as of the end of any calendar quarter.
CoVenture Credit Opportunities Partners Fund LP(7)	Private LPs	2,277,252	—	Quarterly	Withdrawals are permitted quarterly, subject to a 1-year “soft” lockup period, with capital proceeds returned as and when they are realized. Withdrawal notification is 90 days
Crestline Portfolio Financing Fund II (US), L.P.(6)	Private LPs	9,059,731	—	None	N
Crestline Portfolio Financing Fund Offshore B, L.P. and Subsidiary(6)	Private LPs	7,922	—	None	N
Crestline Praeter, L.P. - Zoom(6)	Private LPs	898,592	—	None	N

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

13. Commitments (continued)

Security Description	Investment Category	Fair Value	Total Uncalled	Redemption Frequency	Redemption Notice Period
DelGatto Diamond Fund QP, LP(7)	Private LPs	$1,551,093	$544,827	Monthly

Upon fully called committed capital, redemptions are permitted at the end of each calendar month with at least a 90 day notice. Any redemption made within 1 year of subscription is subject to a 5% early redemption penalty

EAJF ESQ FUND LP(3)	Private LPs	1,106,935	—	Quarterly

After 36 months of lock up, each limited partner may initiate a withdrawal as of the last business day of each calendar quarter. Notice of any withdrawal must be provided in writing at least 60 days prior to the withdrawal date to withdraw any portion of its capital account balance

Equal Access Justice Fund LP(3)	Private LPs	20,006,864	—	Quarterly	After 36 months of lock up, each limited partner may provide a written notice 60 days prior to each calendar quarter-end to withdraw any portion of it’s capital account balance
Hudson Transport Real Asset Fund LP(2)	Private LPs	306,604	2,228,330	Quarterly

Subject to a 2 year lock up period. Subsequently, can submit a withdrawal of interest form effective as of the last day of any calendar quarter upon not less than 90 days prior written notice. Request must be greater than $100k. However, the GP of the Fund may designate additional withdrawal dates or reduce notice periods at its sole discretion

ITE Rail Fund, L.P.(2)	Private LPs	21,867,423	14,000,000	Annually	Subject to a 1 year lock up period from capital contribution date, a limited partner may give a 90 day written notice to withdraw any portion of its capital balance
Lendable SPC (behalf of Segregated Investment Vehicle 1)(7)	SPVs	19,679,377	—	None	N
MEP Capital II, L.P.(8)	Private LPs	31,507,788	—	None	N
MEP Capital II, L.P. - Co-investment Sound Royalties(8)	Private LPs	1,011,915	—	None	N
MEP Capital III, L.P.(8)	Private LPs	3,033,169	—	None	N
MEP Capital III, L.P. - Co-investment CultureWorks(8)	Private LPs	7,574,650	—	None	N
MEP Capital III, L.P. - NGL(8)	Private LPs	20,788,055	—	None	N
Monticello Funding, LLC Series BTH 31(4)	SPVs	23,644,583	—	None	N
Monticello Funding, LLC Series BTH 47(4)	SPVs	3,019,226	—	None	N
Monticello Funding, LLC Series BTH 48(4)	SPVs	11,356,759	—	None	N
Monticello Funding, LLC Series BTH 49(4)	SPVs	10,188,765	—	None	N

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

13. Commitments (continued)

Security Description	Investment Category	Fair Value	Total Uncalled	Redemption Frequency	Redemption Notice Period
Monticello Funding, LLC Series BTH 54(4)	SPVs	$7,310,190	$2,975,000	None	N
Monticello Funding, LLC Series BTH 55(4)	SPVs	10,289,601	—	None	N
Monticello Funding, LLC Series BTH 56(4)	SPVs	6,362,538	2,175,909	None	N
Monticello Structured Products, LLC Series MSP-17(4)	SPVs	9,313,067	10,839,826	None	N
Monticello Structured Products, LLC Series SH-52(4)	SPVs	1,039,490	9,000,000	None	N
Monticello Structured Products, LLC Series SH-62(4)	SPVs	38,267,263	—	None	N
Montreux Healthcare Fund PLC(5)	Private LPs	41,034,923	—	Quarterly

180 Business Days’ prior written notice is required for a quarterly Valuation Day, such quarters being 31 March, 30 June, 30 September and 31 December. Quarterly redemptions representing more than 10% of a Shareholder’s holding will require not less than 12 months’ notice.

North Haven Offshore Infrastructure Partners A LP(1)	Private LPs	1,828,199	656,479	None	N
Oak Harbor Capital NPL VII, LLC(4)	Private LPs	27,825,913	—	None	N
OHP II LP Class B(7)	Private LPs	1,635,718	—	None	N
OHPC LP Founders Class Interest 1.25%(7)	Private LPs	5,505,311	19,587,983	Quarterly

Withdraw all or any portion of its capital account attributable to a particular capital contribution as of the last day of each calendar quarter that is on or after the expiration of the lock-up period. The lock-up-period is the first anniversary of such capital contribution

Prime Storage Fund II (Cayman), LP(5)	Private LPs	250,597	—	None	N
PSC US BADGER LLC(7)	SPVs	3,028,656	—	None	N
PWP Asset Based Income ASP Fund(1)	Private LPs	2,277,216	—	None	N
Quiet Credit I LLC(4)	Private LPs	837,788	118,421	None	N
RIVONIA ROAD FUND LP(7)	Private LPs	2,011,901	—	Bi-Annually	After 18 months of lock up, each limited partner may give a 90 day written notice to redeem any portion of its capital balance. Redemptions are subject to a cap of 25% of total partner interest
Round Hill Music Carlin Coinvest, LP(8)	SPVs	2,518,251	—	None	N
Series 4 -Virage Capital Partners LP(3)	Private LPs	7,403,769	—	None	N
Series 6 - Virage Capital Partners LP(3)	Private LPs	13,383	—	None	N
Setpoint Residential Fintech Fund LP(4)	Private LPs	1,517,128	711,340	None	N
Silverpeak Special Situations Lending Onshore Fund LP(7)	Private LPs	807,309	—	None	N

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

13. Commitments (continued)

Security Description	Investment Category	Fair Value	Total Uncalled	Redemption Frequency	Redemption Notice Period
Sound Point Discovery Fund LLC(7)	Private LPs	$11,577,943	$—	Quarterly	A written notice to the fund administrator at least 60 days prior to the last business day of each calendar quarter
Taiga Special Opportunities LP(1)	Private LPs	1,176,704	—	None	N
Thor Urban Property Fund II, Inc.(1)	Private LPs	5,727,484	—	None	N
Turning Rock Fund I LP(7)	Private LPs	1,171,282	—	None	N
Turning Rock Fund II LP(7)	Private LPs	99,865,095	—	None	N
Upper90 Fund III, LP(7)	Private LPs	18,637,084	7,364,012	None	N
Total		752,490,673	98,927,365

(1)	Private partnerships that are secondaries positions. These investments are purchased in the secondary market of a limited partner’s interest in a private credit fund from the primary owner.

(2)

Private partnerships in transportation finance. These partnerships provide financing of transportation assets (aircraft, ships, railcars, trucking, or shipping containers) through equity and/or debt investments.

(3)

Private partnerships and special purpose vehicles in litigation finance. These strategies consists of loans to law firms backed by the expected value of contingency fees received from future case settlements.

(4)	Real estate debt private partnerships. These are extensions of new debt backed by real estate assets or the purchase of existing loans backed by residential or commercial real estate assets.

(5)	Real estate equity partnerships that consists of equity investments backed by commercial real estate.

(6)	Private partnerships that are in portfolio finance, a special scenario where a loan to the borrower is collateralized by all of the assets in a private investment vehicle.

(7)

Private partnerships or credit facilities that are in specialty finance investments. Such partnerships invests in institutional loans to a non-bank, private lender, which uses the capital to make loans in their particular vertical.

(8)

Private partnerships and special purpose vehicles that invests in and/or purchases royalties. These royalties are the financial claim to the revenue generated from an asset such as the usage of copyrighted music, licensing payments on intellectual property, or oil and gas production.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2022 (Unaudited) (continued)

14. Subsequent Events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements except for the following:

The Fund commenced a repurchase offer on November 23, 2022 as follows:

Repurchase Offer
Commencement Date	November 23, 2022
Repurchase Request Deadline	December 15, 2022
Repurchase Pricing Date	December 15, 2022

Net Asset Value as of Repurchase Offer Date
Institutional Class	$28.72

Amount Repurchased
Institutional Class	$91,059,598

Percentage of Outstanding Shares Repurchased
Institutional Class	3.88%

Variant Alternative Income Fund

Other Information
October 31, 2022 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31.The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available without charge, upon request, by calling the Fund at 1-877-770-7717 or visiting the Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov or by calling the Fund at 1-877-770-7717.

Approval of Investment Management Agreement

At a meeting of the Board held on June 2, 2022 and June 3, 2022 (the “Meeting”), by a unanimous vote, the Board, including a majority of trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act (the “Independent Trustees”) voting separately, approved the Investment Management Agreement between the Investment Manager and the Fund.

In advance of the Meeting, the Independent Trustees requested and received materials from the Investment Manager to assist them in considering the approval of the Investment Management Agreement. The Independent Trustees reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether to approve the Investment Management Agreement nor are the items described herein all-encompassing of the matters considered by the Board. Pursuant to relief granted by the SEC in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the Meeting was held by videoconference.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Fund under the Investment Management Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory and administrative services provided by the Investment Manager to the Fund, including, among other things, providing office facilities, equipment, and personnel. The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Investment Manager who provide the investment advisory and administrative services to the Fund. The Board determined that the Investment Manager’s portfolio managers and key personnel are well-qualified by education and/or training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account the Investment Manager’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided to the Fund was satisfactory.

Performance

The Board considered the investment performance of the Investment Manager with respect to the Fund, noting that the Investment Manager also managed a fund with a similar investment objective and strategy. The Board considered the performance of the Fund, noting that the Fund had strong year to-date performance against two key indices and strong performance against its peers for the three-year period ended March 31, 2022 and since inception period. Although the Board considered the Investment Manager’s view that there was no representative benchmark index given the unique private assets held by the Fund, the Board considered the overall performance of the Fund and concluded that the performance of the Fund was satisfactory.

Variant Alternative Income Fund

Other Information
October 31, 2022 (Unaudited) (continued)

Fees and Expenses Relative to Comparable Funds Managed by Other Investment Managers

The Board reviewed the advisory fee rate and total expense ratio of the Fund. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including reports on the expenses of other comparable funds. The Board noted that the Fund’s advisory fees were comparable to the fees payable by other comparable funds. In addition, the Board noted that the Investment Manager has contractually agreed to limit total annual operating expenses until assets support the expenses of the Fund. The Board concluded that the advisory fees paid by the Fund and total expense ratio were reasonable and satisfactory in light of the services provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s investment management fee under the Investment Management Agreement, which did not include breakpoints. The Board considered the Fund’s advisory fees and concluded that the fees were reasonable and satisfactory in light of the services provided. The Board also determined that, given the Fund’s increasing current size and nature of the investments, the potential for economies of scale was limited.

Profitability of Investment Manager

The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager from its relationship with the Fund. The Board also reviewed the Investment Manager’s financial condition. The Board noted that the financial condition of the Investment Manager appeared stable. The Board determined that the advisory fees and the compensation to the Investment Manager was reasonable and the financial condition was adequate.

Ancillary Benefits and Other Factors

The Board also discussed other benefits to be received by the Investment Manager from its management of the Fund including, without limitation, the ability to market its advisory services for similar products in the future. The Board noted that the Investment Manager does not have affiliations with the Fund’s transfer agent, fund accountant, custodian, or distributor and, therefore, they do not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the continuance of the Investment Management Agreement.

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(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable to semi-annual reports.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Variant Alternative Income Fund

By (Signature and Title)*	/s/ Robert W. Elsasser
Robert W. Elsasser, President (Principal Executive Officer)

Date	January 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert W. Elsasser
Robert W. Elsasser, President (Principal Executive Officer)

Date	January 5, 2023

By (Signature and Title)*	/s/ Curt Fintel
Curt Fintel, Treasurer (Principal Financial Officer)

Date	January 5, 2023

*	Print the name and title of each signing officer under his or her signature.